Interim Condensed Consolidated Statements of Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands		Number of ordinary shares	Additional paid-in capital		Accumulated deficit	Total
Balance at Dec. 31, 2024			$ 275,015		$ (267,331)	$ 7,684
Balance (in Shares) at Dec. 31, 2024		10,190,904
Share-based compensation			2,875			2,875
Issuance of Ordinary shares, abeyance shares and warrants, net	[1]		28,162			28,162
Issuance of Ordinary shares, abeyance shares and warrants, net (in Shares)	[1]	4,492,875
Exercise of pre-funded warrants				[2]			[2]
Exercise of pre-funded warrants (in Shares)		970,350
Net loss					(18,245)	(18,245)
Balance at Jun. 30, 2025			306,052		(285,576)	20,476
Balance (in Shares) at Jun. 30, 2025		15,654,129
Balance at Dec. 31, 2025			312,473		(301,500)	$ 10,973
Balance (in Shares) at Dec. 31, 2025		18,204,002				18,204,002
Share-based compensation			1,462			$ 1,462
Issuance of Ordinary shares, abeyance shares and warrants, net	[3]		8,521			8,521
Issuance of Ordinary shares, abeyance shares and warrants, net (in Shares)	[3]	1,814,655
Exercise of pre-funded warrants				[2]			[2]
Exercise of pre-funded warrants (in Shares)		290,859
Exercise of options			9			9
Exercise of options (in Shares)		2,250
Net loss					(15,577)	(15,577)
Balance at Jun. 30, 2026			$ 322,465		$ (317,077)	$ 5,388
Balance (in Shares) at Jun. 30, 2026		20,311,766				20,311,766

[1]	Net of issuance cost of $72.
[2]	Amount less than $1.
[3]	Net of issuance cost of $115.